Restructuring Charges (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Activities in restructuring reserves
Original accrual			$ 56
2009 Restructuring Charge [Member]
Activities in restructuring reserves
Original accrual			56
Utilized	(24)	(22)	(8)
Ending Balance	2	26	48	0
2008 Restructuring Charge [Member]
Activities in restructuring reserves
Original accrual				91
Utilized	(10)	(27)	(38)	(12)
Adjusted				(1)
Ending Balance	$ 3	$ 13	$ 40	$ 78